Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements		$ 25,100	$ 38,700	$ 64,500
Operating lease right-of-use assets (notes 1 and 8)		76,314	42,894
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		68,500	42,900	16,400
Income Taxes Paid		$ (5,700)	$ (700)	$ (1,100)
Fso [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Right-of-use Asset, Amount derecognized	$ 29,700
Right-of-use liability, Amount derecognized	$ 29,500